Long-Term Incentive Plan	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Long-Term Incentive Plan
Long-Term Incentive Plan

AMID Unit-Based Compensation

Our General Partner manages our operations and activities and employs the personnel who provide support to our operations. On November 19, 2015, the Board of Directors of our General Partner approved the Third Amended and Restated Long-Term Incentive Plan to, among other things, increase the number of common units authorized for issuance by 6,000,000 common units. On February 11, 2016, the unitholders approved the Third Amended and Restated Long-Term Incentive Plan (as amended and as currently in effect as of the date hereof, the "LTIP"). At December 31, 2016, 2015 and 2014, there were 5,017,528, 15,484 and 688,976 common units, respectively, available for future grant under the LTIP.

All equity-based awards issued under the LTIP consist of phantom units, distribution equivalent rights ("DER") or option grants. DERs and options have been granted on a limited basis. Future awards may be granted at the discretion of the Compensation Committee and subject to approval by the Board of Directors of our General Partner.

Phantom Unit Awards. Ownership in the phantom unit awards is subject to forfeiture until the vesting date. The LTIP is administered by the Compensation Committee of the Board of Directors of our General Partner, which at its discretion, may elect to settle such vested phantom units with a number of common units equivalent to the fair market value at the date of vesting in lieu of cash. Although our General Partner has the option to settle vested phantom units in cash, our General Partner has not historically settled these awards in cash. Under the LTIP, phantom units typically vest in increments of 25% on each grant anniversary date and do not contain any vesting requirements other than continued employment.

In December 2015, the Board of Directors of our General Partner approved a grant of 200,000 phantom units under the LTIP which contain DERs to the extent the Partnership’s Series A Preferred Unitholders receive distributions in cash. These units will vest on the three year anniversary of the date of grant, subject to acceleration in certain circumstances.

The following table summarizes activity in our phantom unit-based awards for the years ended December 31, 2016, 2015 and 2014:

	Units	Weighted-Average Grant Date Fair Value Per Unit	Aggregate Intrinsic Value (1) (In thousands)
Outstanding units at December 2013	75,529	$17.62	$2,045
Granted	188,946	20.80
Forfeited	(12,009)	(18.28)
Vested	(51,334)	(20.89)
Outstanding units at December 2014	201,132	$19.85	$3,964
Granted	546,329	12.25
Forfeited	(31,298)	(15.62)
Vested	(146,404)	(18.47)
Outstanding units at December 2015	569,759	$13.15	$4,609
Granted	1,374,226	2.14
Forfeited	(411,794)	(2.60)
Vested	(286,348)	(12.18)
Outstanding units at December 2016	1,245,843	$4.72	$22,674

(1) The intrinsic value of phantom units was calculated by multiplying the closing market price of our underlying stock on December 31, 2016, 2015 and 2014 by the number of phantom units.

The fair value of our phantom units, which are subject to equity classification, is based on the fair value of our common units at the grant date. Compensation expense related to these awards for the years ended December 31, 2016, 2015, and 2014 was $3.6 million, $3.8 million and $1.5 million, respectively, and is included in Corporate expenses and Direct operating expenses in our consolidated statements of operations and the equity compensation expense in our consolidated statements of changes in partners' capital and noncontrolling interests.

The total fair value of units at the time of vesting was $2.4 million, $2.6 million, and $1.4 million for the years ended December 31, 2016, 2015, and 2014, respectively.

Equity compensation expense related to unvested phantom awards not yet recognized at December 31, 2016 was $4.2 million and the weighted average period over which this expense is expected to be recognized as of December 31, 2016 is approximately 2.2 years.

Performance and Service Condition Awards. In November 2015, the Board of Directors of our General Partner modified awards that introduced certain performance and service conditions that were probable of being achieved, amounting to $2.0 million payable to certain employees. During the third quarter of 2016, we settled $1.0 million of the obligation in cash while in the fourth quarter of 2016, forfeitures reduced the total payable amount from $2.0 million to $1.5 million. These awards are accounted for as liability classified awards. Compensation expense related to these awards for the years ended December 31, 2016 and 2015 was $0.9 million and $0.5 million, respectively, and is included in Direct operating expenses in our consolidated statements of operations. Compensation expense related to unvested awards not yet recognized at December 31, 2016 was $0.1 million.

Option to Purchase Common Units. In December 2015, the Board of Directors of our General Partner approved the grant of an option to purchase 200,000 common units at an exercise price per unit equal to $7.50. The grant will vest on January 1, 2019, subject to acceleration in certain circumstances, and will expire on March 15th of the calendar year following the calendar year in which it vests.

In August 2016, the Board of Directors of our General Partner approved the grant of an option to purchase 30,000 common units at an exercise price per unit equal to $12.00. The grant will vest on July 31, 2019, subject to continued employment, and will expire on July 31st of the calendar year following the calendar year in which it vests.

In September 2016, the Board of Directors of our General Partner approved the grant of an option to purchase 45,000 common units of the Partnership at an exercise price per unit equal to $13.88. The options will vest at a rate of 25% per year. The options will expire on September 30th of the calendar year following the calendar year in which it vests.

The Black-Scholes pricing model was used to determine the fair value of our options grants using the following assumptions:

	Years Ended December 31,
	2016	2015
Weighted average common unit price volatility	61.1%	47.0%
Expected distribution yield	12.6%	26.3%
Weighted average expected term (in years)	4.10	3.5
Weighted average risk-free rate	1.1%	1.3%

The weighted average unit price volatility was based upon the historical volatility of our common units. The expected distribution yield was based on an annualized distribution divided by the closing unit price on the date of grant. The risk-free rate was based on the U.S. Treasury yield curve in effect on the date of grant.

Compensation expense related to these awards was not material for the years ended December 31, 2016 and 2015. Compensation cost related to unvested awards not yet recognized at December 31, 2016 was $0.2 million.

The following table summarizes our option activity for the years ended December 31, 2016 and 2015:

	Units	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value per Unit	Aggregate Intrinsic Value (1) (In thousands)	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2014	—	$—	$—	$—	—
Granted	200,000	7.50	0.33	—	—
Vested	—	—		—	—
Forfeited	—	—		—	—
Outstanding at December 31, 2015	200,000	$7.50	$0.33	$118	4.2
Granted	75,000	13.13	2.65	—	—
Vested	—	—		—	—
Forfeited	—	—		—	—
Outstanding at December 31, 2016	275,000	$9.03	$0.96	$2,522	5.0

(1) The intrinsic value of the stock option is the amount by which the current market value of the underlying stock exceeds the exercise price of the option.

JPE Unit-Based Compensation

Long-Term Incentive Plan and Phantom Units. The JPE 2014 Long-Term Incentive Plan (“JPE LTIP”) authorized grants of up to 3,642,700 common units. Phantom units issued under the JPE LTIP were primarily composed of two types of grants: (1) service condition grants with vesting over three years in equal annual installments; and (2) service condition grants with cliff vesting on April 1, 2018. Distributions related to these unvested phantom units are paid concurrent with our distribution for common units. The fair value of phantom units issued under the JPE LTIP was determined by utilizing the market value of our common units on the respective grant date.

The following table presents phantom units activity for the years ended December 31, 2016 and 2015:

	Units	Weighted Average Grant date Fair Value

Outstanding units at December 2014	—	$—
Granted	287,750	22.25
Vested	(4,766)	22.34
Forfeited	(56,005)	21.23
Outstanding units at December 2015	226,979	$22.5
Granted	209,507	9.23
Vested	(55,778)	19.51
Forfeited	(67,716)	18.74
Outstanding units at December 2016	312,992	$14.96

Total unit-based compensation expense related to JPE phantom units was $1.7 million and $0.8 million for the years ended December 31, 2016 and 2015, respectively, which was recorded in corporate expenses in the consolidated statements of operations.